DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Municipal Infrastructure Revenue Bond ETF

August 31, 2022 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 98.3%
Arizona - 0.8%
City of Mesa AZ Utility System Revenue, Multiple Utility Revenue,
Series A, 5.00%, 7/1/43	$500,000	$544,639
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue,
Series A, 5.00%, 1/1/33	35,000	38,747
Series A, 5.00%, 1/1/36	15,000	16,438
Series A, 5.00%, 1/1/47	500,000	544,974
Series A, 3.00%, 1/1/49	65,000	50,308

(Cost $1,323,460)		1,195,106

California - 20.3%
Bay Area Toll Authority, Highway Revenue Tolls,
Sub-Series S-8, 3.00%, 4/1/54	535,000	399,476
City of Los Angeles Department of Airports, Private Airport & Marina Revenue,
Series A, 5.00%, 5/15/34	105,000	118,004
Series A, 5.00%, 5/15/35	25,000	27,762
Series A, 5.00%, 5/15/36	35,000	38,788
5.00%, 5/15/37	45,000	49,719
Series A, 5.00%, 5/15/38	300,000	330,591
5.00%, 5/15/39	40,000	43,987
5.00%, 5/15/40	55,000	60,170
Series D, AMT, 5.00%, 5/15/43	125,000	130,800
Series A, AMT, 4.00%, 5/15/44	1,225,000	1,154,222
Series C, AMT, 5.00%, 5/15/44	200,000	207,432
Series E, 5.00%, 5/15/44	25,000	26,719
Series F, AMT, 5.00%, 5/15/44	200,000	208,465
Series B, 5.00%, 5/15/45	260,000	282,545
Series C, AMT, 5.00%, 5/15/45	50,000	52,577
Series A, AMT, 5.00%, 5/15/46	600,000	629,260
Series B, 5.00%, 5/15/48	250,000	270,829
Series E, 5.00%, 5/15/48	20,000	21,331
Series F, AMT, 3.00%, 5/15/49	330,000	248,338
Series F, AMT, 4.00%, 5/15/49	500,000	461,155
Series D, AMT, 5.00%, 5/15/49	100,000	103,535
Series C, AMT, 4.00%, 5/15/50	500,000	462,597
Series A, AMT, 5.00%, 5/15/51	135,000	141,064
City of Sacramento CA Transient Occupancy Tax Revenue, Hotel Occupancy Tax,
Series A, 5.00%, 6/1/48	25,000	26,228
City of San Francisco CA Public Utilities Commission Water Revenue, Water Revenue,
Series D, 3.00%, 11/1/50	340,000	254,359
Series C, 4.00%, 11/1/50	1,000,000	952,922
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Sales Tax Revenue,
Series A, 5.00%, 6/1/34	315,000	361,004
Series A, 5.00%, 6/1/35	130,000	148,455
Series A, 5.00%, 6/1/37	375,000	425,969
Series A, 4.00%, 6/1/39	40,000	40,870
Series A, 5.00%, 7/1/44	430,000	470,704
Los Angeles Department of Water & Power Power System Revenue, Electric, Power & Light Revenue,
Series D, 5.00%, 7/1/34	45,000	50,193
Series D, 5.00%, 7/1/35	130,000	144,688
Series B, 5.00%, 7/1/39	600,000	667,849
Series B, 5.00%, 7/1/40	260,000	288,172
Series D, 5.00%, 7/1/43	140,000	152,621
Series D, 5.00%, 7/1/44	125,000	137,044
Series A, 5.00%, 7/1/45	60,000	65,321
Series C, 5.00%, 7/1/49	1,135,000	1,235,958
Los Angeles Department of Water & Power Water System Revenue, Water Revenue,
Series A, 5.00%, 7/1/41	270,000	299,185
Series B, 5.00%, 7/1/43	315,000	344,095
Series A, 5.00%, 7/1/48	210,000	226,854
Series A, 5.00%, 7/1/50	210,000	227,609
Los Angeles Department of Water & Power, Electric, Power & Light Revenue,
Series B, 5.00%, 7/1/45	45,000	49,171
Series B, 5.00%, 7/1/48	500,000	544,982
Series A, 5.00%, 7/1/51	1,000,000	1,087,462
Metropolitan Water District of Southern California, Water Revenue,
Series C, 5.00%, 7/1/39	25,000	28,361
Series C, 5.00%, 7/1/40	100,000	112,887
Series A, 5.00%, 10/1/45	225,000	249,739
Riverside County Transportation Commission, Highway Revenue Tolls,
4.00%, 6/1/40	50,000	47,606
Series B-1, 4.00%, 6/1/46	10,000	9,178
Series B-1, 3.00%, 6/1/49	1,000,000	730,086
Sacramento County Sanitation Districts Financing Authority, Intergovernmental,
5.00%, 12/1/32	100,000	119,522
5.00%, 12/1/33	30,000	34,736
Sacramento Municipal Utility District, Electric, Power & Light Revenue,
Series H, 4.00%, 8/15/45	415,000	403,603
San Diego County Regional Airport Authority, Private Airport & Marina Revenue,
Series A, 5.00%, 7/1/49	200,000	212,791
Series A, 4.00%, 7/1/51	500,000	471,150
Series B, AMT, 4.00%, 7/1/51	250,000	228,292
Series A, 5.00%, 7/1/51	1,000,000	1,068,895
Series B, AMT, 5.00%, 7/1/51	500,000	519,021
Series A, 5.00%, 7/1/56	1,300,000	1,385,561

San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 5/1/37	1,015,000	1,073,889
Series A, AMT, 5.00%, 5/1/39	50,000	52,670
AMT, 5.00%, 5/1/43	320,000	331,829
Series A, AMT, 5.00%, 5/1/44	1,310,000	1,364,401
Series E, AMT, 5.00%, 5/1/45	1,225,000	1,273,527
Series A, AMT, 5.00%, 5/1/47	200,000	204,722
Series D, AMT, 5.00%, 5/1/48	75,000	77,409
Series E, 5.00%, 5/1/48	25,000	26,511
Series D, AMT, 5.25%, 5/1/48	870,000	908,757
Series A, AMT, 4.00%, 5/1/49	1,000,000	915,114
Series A, AMT, 5.00%, 5/1/49	200,000	207,291
Series E, AMT, 5.00%, 5/1/50	370,000	383,256
Series F, 5.00%, 5/1/50	900,000	955,747
San Francisco City & County Public Utilities Commission Wastewater Revenue, Sewer Revenue,
Series A, 4.00%, 10/1/43	110,000	107,656
San Francisco Municipal Transportation Agency, Transit Revenue,
Series C, 4.00%, 3/1/51	40,000	37,877
Series C, 5.00%, 3/1/51	750,000	819,794
Southern California Public Power Authority, Natural Gas Revenue,
Series A, 5.00%, 11/1/33	570,000	612,711
State of California Department of Water Resources, Water Revenue,
Series BB, 5.00%, 12/1/32	70,000	81,743
Series BB, 5.00%, 12/1/33	45,000	52,103
Series BB, 5.00%, 12/1/34	25,000	28,789
Series BB, 5.00%, 12/1/35	45,000	51,550

(Cost $32,722,143)		28,859,855

Colorado - 3.6%
City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 12/1/32	285,000	304,410
Series A, AMT, 5.00%, 12/1/34	350,000	370,182
Series A, AMT, 5.00%, 12/1/35	1,000,000	1,053,354
Sub-Series A, AMT, 5.00%, 12/1/36	300,000	328,274
Series A, AMT, 5.00%, 12/1/37	20,000	20,995
Series A, AMT, 5.00%, 12/1/38	320,000	335,143
Series A, AMT, 4.00%, 12/1/43	650,000	610,251
Series A, AMT, 5.00%, 12/1/43	325,000	337,192
Series A, AMT, 5.00%, 12/1/48	700,000	722,569
Sub-Series B, 5.00%, 12/1/48	40,000	42,115
City & County of Denver Co. Dedicated Excise Tax Revenue, Hotel Occupancy Tax,
Series A, 4.00%, 8/1/51	700,000	677,357
City of Colorado Springs CO Utilities System Revenue, Multiple Utility Revenue,
Series B, 4.00%, 11/15/51	100,000	95,070
Colorado Bridge Enterprise, Miscellaneous Revenue,
AMT, 4.00%, 6/30/51	250,000	227,991

(Cost $5,644,933)		5,124,903

Connecticut - 0.4%
State of Connecticut Special Tax Revenue, Fuel Sales Tax Revenue,
5.00%, 5/1/33	105,000	119,070
5.00%, 5/1/34	25,000	28,150
5.00%, 5/1/37	100,000	110,507
5.00%, 5/1/38	100,000	109,779
5.00%, 5/1/40	120,000	131,152

(Cost $564,047)		498,658

District of Columbia - 4.5%
District of Columbia Water & Sewer Authority, Water Revenue,
Series B, 5.00%, 10/1/49	250,000	269,082
District of Columbia, Income Tax Revenue,
Series A, 4.00%, 3/1/39	110,000	110,830
Series A, 4.00%, 3/1/40	105,000	104,205
Series A, 5.00%, 3/1/44	525,000	569,897
Series C, 5.00%, 5/1/45	170,000	185,348
Metropolitan Washington Airports Authority Aviation Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 10/1/32	100,000	110,331
AMT, 5.00%, 10/1/42	130,000	135,299
Series A, AMT, 5.00%, 10/1/46	850,000	892,299
Series A, AMT, 5.00%, 10/1/48	175,000	181,082
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Highway Revenue Tolls,
Series B, 4.00%, 10/1/44	1,000,000	921,728
Series B, 5.00%, 10/1/47	500,000	518,907
Series B, 4.00%, 10/1/49	300,000	270,447
Series B, 3.00%, 10/1/50	1,200,000	889,112
Series B, 4.00%, 10/1/53	1,350,000	1,199,732

(Cost $7,452,571)		6,358,299

Florida - 8.7%
Broward County FL Water & Sewer Utility Revenue, Water Revenue,
Series A, 4.00%, 10/1/47	240,000	231,057
Central Florida Expressway Authority, Highway Revenue Tolls,
Series D, 5.00%, 7/1/35	40,000	45,301
4.00%, 7/1/41	10,000	9,437

City of Gainesville FL Utilities System Revenue, Multiple Utility Revenue,
Series A, 5.00%, 10/1/44	380,000	408,890
Series A, 5.00%, 10/1/47	215,000	230,567
City of Tampa FL Water & Wastewater System Revenue, Water Revenue,
Series A, 5.00%, 10/1/54	1,000,000	1,100,084
County of Broward FL Airport System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 10/1/44	100,000	93,762
AMT, 5.00%, 10/1/47	45,000	46,231
Series A, AMT, 4.00%, 10/1/49	150,000	136,733
County of Broward FL Port Facilities Revenue, Private Airport & Marina Revenue,
Series B, AMT, 4.00%, 9/1/44	500,000	466,140
County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 10/1/40	270,000	279,645
Series A, AMT, 4.00%, 10/1/44	400,000	368,691
Series A, AMT, 5.00%, 10/1/44	1,000,000	1,030,225
Series A, AMT, 5.00%, 10/1/49	380,000	388,561
County of Miami-Dade FL Transit System, Sales Tax Revenue,
Series A, 4.00%, 7/1/49	500,000	453,293
Series A, 4.00%, 7/1/50	90,000	81,302
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue,
Series A, 4.00%, 10/1/44	165,000	153,224
Series B, 4.00%, 10/1/44	475,000	441,100
4.00%, 10/1/46	255,000	233,254
4.00%, 10/1/48	400,000	363,406
4.00%, 10/1/48	40,000	36,335
Series B, 3.00%, 10/1/49	495,000	384,232
Series B, 4.00%, 10/1/49	500,000	452,809
4.00%, 10/1/51	275,000	246,575
Greater Orlando Aviation Authority, Private Airport & Marina Revenue,
Sub-Series A, AMT, 5.00%, 10/1/42	250,000	258,452
Series A, AMT, 5.00%, 10/1/44	165,000	172,224
Sub-Series A, AMT, 4.00%, 10/1/47	40,000	36,769
Sub-Series A, AMT, 5.00%, 10/1/47	100,000	102,735
Series A, AMT, 4.00%, 10/1/49	500,000	460,884
Series A, AMT, 4.00%, 10/1/52	1,000,000	915,958
Series A, AMT, 4.00%, 10/1/52	25,000	22,784
Sub-Series A, AMT, 5.00%, 10/1/52	605,000	620,148
Series A, AMT, 3.25%, 10/1/54	250,000	190,134
Hillsborough County Aviation Authority, Private Airport & Marina Revenue,
Series F, 5.00%, 10/1/48	195,000	205,182
Hillsborough County Aviation Authority, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 10/1/52	500,000	457,979
Putnam County Development Authority, Electric, Power & Light Revenue,
5.00%, 3/15/42	40,000	43,009
Series A, 5.00%, 3/15/42	250,000	268,807
State of Florida Department of Transportation Turnpike System Revenue, Highway Revenue Tolls,
Series C, 3.00%, 7/1/46	425,000	338,618
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls,
Series B, 4.00%, 7/1/42	600,000	582,937

(Cost $14,277,442)		12,357,474

Georgia - 2.5%
City of Atlanta GA Department of Aviation, Private Airport & Marina Revenue,
Series B, AMT, 4.00%, 7/1/49	200,000	184,425
City of Atlanta GA Water & Wastewater, Water Revenue,
Series B, 5.00%, 11/1/47	250,000	269,984
Development Authority of Burke County, Electric, Power & Light Revenue,
Series C, 4.125%, 11/1/45	25,000	22,724
Series D, 4.125%, 11/1/45	355,000	322,679
George L Smith II Congress Center Authority, Industrial Revenue,
Series A, 4.00%, 1/1/54	850,000	730,127
Georgia Ports Authority, Private Airport & Marina Revenue,
4.00%, 7/1/51	765,000	728,104
Main Street Natural Gas, Inc., Natural Gas Revenue,
Series A, 5.00%, 5/15/43	30,000	30,757
Municipal Electric Authority of Georgia, Nuclear Revenue,
Series A, 5.00%, 1/1/62	500,000	516,909
Series A, 5.50%, 7/1/63	750,000	782,150

(Cost $3,922,361)		3,587,859

Hawaii - 1.0%
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/1/43	400,000	414,125
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/1/51	1,000,000	1,043,921

(Cost $1,518,793)		1,458,046

Illinois - 5.3%
Chicago O’hare International Airport, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 1/1/55	500,000	509,856

Chicago O’Hare International Airport, Private Airport & Marina Revenue,
Series A, 4.00%, 1/1/35	55,000	54,409
Series A, 5.00%, 1/1/35	650,000	712,465
Series A, 4.00%, 1/1/36	280,000	275,239
Series A, AMT, 4.00%, 1/1/43	115,000	107,278
Series B, 4.00%, 1/1/44	175,000	165,922
Series B, 5.00%, 1/1/48	1,285,000	1,353,761
Series D, AMT, 5.00%, 1/1/52	400,000	404,889
Series B, 4.00%, 1/1/53	130,000	121,266
Series A, AMT, 4.375%, 1/1/53	25,000	23,260
Series B, 5.00%, 1/1/53	500,000	523,329
Illinois Finance Authority, Water Revenue,
4.00%, 7/1/38	25,000	25,067
Illinois State Toll Highway Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/41	30,000	32,450
Series A, 5.00%, 1/1/42	550,000	580,399
Series A, 4.00%, 1/1/44	1,050,000	1,013,403
Series A, 5.00%, 1/1/44	800,000	847,546
Series A, 5.00%, 1/1/45	775,000	827,777

(Cost $8,415,713)		7,578,316

Kentucky - 0.2%
Kentucky Economic Development Finance Authority, Lease Revenue,
Series A, 4.00%, 12/1/41
(Cost $270,771)	255,000	249,491

Louisiana - 0.2%
East Baton Rouge Sewerage Commission, Sewer Revenue,
Series A, 4.00%, 2/1/45	245,000	232,265
Jefferson Sales Tax District, Sales Tax Revenue,
Series B, 4.00%, 12/1/42	115,000	110,994

(Cost $415,284)		343,259

Maine - 0.0%
Maine Turnpike Authority, Highway Revenue Tolls,
5.00%, 7/1/47
(Cost $46,241)	40,000	43,308

Maryland - 0.8%
Maryland State Transportation Authority, Highway Revenue Tolls,
4.00%, 7/1/50
(Cost $1,279,663)	1,150,000	1,099,057

Massachusetts - 1.7%
Commonwealth of Massachusetts, Hotel Occupancy Tax,
5.50%, 1/1/34	185,000	218,532
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sales Tax Revenue,
Series B-1, 5.00%, 7/1/50	35,000	37,663
Series A-1, 4.00%, 7/1/51	205,000	198,076
Massachusetts Port Authority, Private Airport & Marina Revenue,
Series C, AMT, 5.00%, 7/1/44	400,000	420,112
Series E, AMT, 5.00%, 7/1/46	500,000	529,577
Series E, AMT, 5.00%, 7/1/51	505,000	532,504
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Highway Revenue Tolls,
Series A, 5.00%, 1/1/33	395,000	439,943

(Cost $2,610,039)		2,376,407

Michigan - 1.4%
Lansing Board of Water & Light, Electric, Power & Light Revenue,
Series A, 5.00%, 7/1/44	600,000	638,981
Series A, 5.00%, 7/1/48	90,000	95,202
State of Michigan Trunk Line Revenue, Fuel Sales Tax Revenue,
Series B, 4.00%, 11/15/45	1,300,000	1,210,590

(Cost $2,230,312)		1,944,773

Nevada - 1.3%
City of Reno NV, Sales Tax Revenue,
Series A, 4.00%, 6/1/58	145,000	131,507
County of Clark Department of Aviation, Private Airport & Marina Revenue,
Sub-Series A-2, 5.00%, 7/1/40	50,000	52,938
County of Clark NV, Fuel Sales Tax Revenue,
4.00%, 7/1/40	500,000	494,762
County of Washoe NV, Fuel Sales Tax Revenue,
5.00%, 2/1/42	50,000	54,237
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax,
Series B, 5.00%, 7/1/43	840,000	895,965
Series B, 4.00%, 7/1/49	290,000	270,008

(Cost $1,975,846)		1,899,417

New Jersey - 1.6%
New Jersey Turnpike Authority, Highway Revenue Tolls,
Series G, 4.00%, 1/1/33	130,000	134,343
Series B, 5.00%, 1/1/34	130,000	141,679
Series G, 4.00%, 1/1/35	75,000	76,303
Series G, 5.00%, 1/1/37	40,000	43,158
Series B, 5.00%, 1/1/40	100,000	106,976
Series G, 4.00%, 1/1/43	1,010,000	966,447
Series A, 4.00%, 1/1/48	45,000	42,670
Series A, 5.00%, 1/1/48	740,000	790,249

(Cost $2,438,026)		2,301,825

New York - 16.4%
Long Island Power Authority, Electric, Power & Light Revenue,
Series A, 4.00%, 9/1/33	140,000	146,890
5.00%, 9/1/33	125,000	138,248
5.00%, 9/1/34	50,000	55,079
5.00%, 9/1/35	140,000	153,841
5.00%, 9/1/38	490,000	534,387
5.00%, 9/1/42	185,000	199,271
5.00%, 9/1/47	60,000	64,342
Metropolitan Transportation Authority, Transit Revenue,
Series D, 5.00%, 11/15/32	25,000	26,342
Series C-1, 5.00%, 11/15/33	30,000	31,504
Series C-1, 5.00%, 11/15/34	50,000	52,420
Series C-1, 4.00%, 11/15/35	30,000	29,561
Series C-1, 4.00%, 11/15/37	155,000	148,925
Series C-1, 4.00%, 11/15/38	180,000	170,788
Series D, 4.00%, 11/15/42	430,000	394,312
Series A, Sub-Series A-2, 5.00%, 11/15/44	100,000	106,343
Series E, 4.00%, 11/15/45	1,000,000	899,077
Series C-1, 4.75%, 11/15/45	1,000,000	984,726
Sub-Series A, 5.00%, 11/15/45	75,000	77,688
Series A, 4.00%, 11/15/46	150,000	143,731
Series D, 4.00%, 11/15/46	790,000	706,961
Series D-2, 4.00%, 11/15/48	630,000	560,888
Series A-1-GROUP 1, 5.00%, 11/15/48	600,000	614,037
Series D-3, 4.00%, 11/15/49	140,000	124,158
Series A-1, 4.00%, 11/15/50	35,000	33,162
Series D-3, 4.00%, 11/15/50	250,000	220,828
Series C-1, 5.00%, 11/15/50	700,000	715,194
Series A-1, 4.00%, 11/15/52	775,000	679,402
Series B, 5.00%, 11/15/52	115,000	117,245
Series A-1-GROUP 2, 4.00%, 11/15/54	345,000	322,833
Series C-1, 5.25%, 11/15/55	250,000	260,127
New York City Municipal Water Finance Authority, Water Revenue,
Series CC-1, 4.00%, 6/15/37	95,000	94,485
Series FF, 5.00%, 6/15/39	35,000	38,002
Series AA, 4.00%, 6/15/40	490,000	480,139
Series EE-2, 4.00%, 6/15/40	30,000	29,396
Series AA, 5.00%, 6/15/40	95,000	103,510
Series FF, 5.00%, 6/15/40	100,000	108,330
Sub-Series EE-2, 5.00%, 6/15/40	135,000	146,360
4.00%, 6/15/42	400,000	389,180
Series AA-2, 4.00%, 6/15/42	100,000	97,295
Series BB2, 4.00%, 6/15/42	40,000	38,918
Series CC-2, 4.00%, 6/15/42	25,000	24,324
Series BB-1, 5.00%, 6/15/44	140,000	153,422
Series BB-1, 4.00%, 6/15/45	255,000	245,785
Series DD-1, 5.00%, 6/15/48	300,000	318,512
Series BB-1, 4.00%, 6/15/49	200,000	190,726
Series CC-1, 4.00%, 6/15/49	200,000	190,726
Series FF-1, 4.00%, 6/15/49	15,000	14,304
Series DD-1, 5.00%, 6/15/49	400,000	427,429
Series DD-1, 5.25%, 6/15/49	70,000	75,856
Series BB-1, 4.00%, 6/15/50	285,000	271,048
Series GG-1, 4.00%, 6/15/50	305,000	290,069
Sub-Series DD-1, 4.00%, 6/15/50	600,000	570,628
Series AA-1, 5.00%, 6/15/50	140,000	149,851
Series AA-1, 3.00%, 6/15/51	300,000	230,703
Series CC-1, 5.00%, 6/15/51	250,000	268,296
New York Liberty Development Corp., Industrial Revenue,
2.625%, 9/15/69	505,000	452,587
Series 3, 2.80%, 9/15/69	210,000	188,868
New York Power Authority, Electric, Power & Light Revenue,
Series A, 4.00%, 11/15/45	35,000	33,055
Series A, 4.00%, 11/15/47	115,000	110,792
Series A, 4.00%, 11/15/50	75,000	70,290
Series A, 4.00%, 11/15/55	500,000	460,683
Series A, 3.25%, 11/15/60	2,060,000	1,486,996
Series A, 4.00%, 11/15/60	525,000	471,526
New York State Dormitory Authority, Income Tax Revenue,
Series A, 4.00%, 3/15/37	225,000	223,071
New York State Environmental Facilities Corp., Water Revenue,
Series A, 5.00%, 6/15/51	500,000	556,716
New York Transportation Development Corp., Industrial Revenue,
AMT, 5.00%, 1/1/30	485,000	506,450
AMT, 5.00%, 1/1/31	175,000	181,994
AMT, 4.00%, 1/1/36	270,000	255,728
Port Authority of New York & New Jersey, Private Airport & Marina Revenue,
Series 224, 4.00%, 7/15/51	15,000	14,181
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Sales Tax Revenue,
Series A, 4.00%, 5/15/57	1,000,000	913,664
Triborough Bridge & Tunnel Authority, Miscellaneous Taxes,
Series C-1A, 4.00%, 5/15/46	600,000	568,179
Series C-3, 3.00%, 5/15/51	995,000	754,070
Series A-1, 5.00%, 5/15/51	2,000,000	2,145,210
Series C-1A, 5.00%, 5/15/51	225,000	242,115

(Cost $26,841,575)		23,295,779

North Carolina - 0.0%
City of Charlotte NC Airport Revenue, Private Airport & Marina Revenue,
Series A, 5.00%, 7/1/47
(Cost $29,578)	25,000	26,073

Ohio - 1.1%
Franklin County Convention Facilities Authority, Industrial Revenue,
5.00%, 12/1/51	100,000	100,035
Northeast Ohio Regional Sewer District, Sewer Revenue,
4.00%, 11/15/43	60,000	58,923
Ohio Turnpike & Infrastructure Commission, Highway Revenue Tolls,
Series A, 4.00%, 2/15/46	10,000	9,776
Series A, 5.00%, 2/15/46	275,000	301,981
Ohio Water Development Authority Water Pollution Control Loan Fund, Water Revenue,
Series A, 5.00%, 12/1/50	750,000	815,988
Ohio Water Development Authority, Intergovernmental,
5.00%, 6/1/46	225,000	249,002

(Cost $1,734,686)		1,535,705

Oregon - 1.2%
Port of Portland OR Airport Revenue, Private Airport & Marina Revenue,
Series 25B, AMT, 5.00%, 7/1/44	315,000	327,229
Series 28, AMT, 4.00%, 7/1/47	500,000	457,042
Series TWENTY-SEVEN-A, AMT, 4.00%, 7/1/50	1,000,000	905,810
State of Oregon Department of Transportation, Fuel Sales Tax Revenue,
Series A, 4.00%, 11/15/42	60,000	59,123

(Cost $1,915,062)		1,749,204

Pennsylvania - 7.5%
Allegheny County Airport Authority, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 1/1/46	700,000	651,562
Series A, AMT, 5.00%, 1/1/51	950,000	978,449
Series A, AMT, 4.00%, 1/1/56	1,000,000	897,658
Chester County Industrial Development Authority, Recreational Revenue,
4.00%, 12/1/51	245,000	230,948
City of Philadelphia PA Airport Revenue,Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 7/1/42	50,000	51,329
Series B, AMT, 5.00%, 7/1/47	325,000	331,645
City of Philadelphia PA Water & Wastewater, Water Revenue,
Series A, 5.00%, 10/1/43	25,000	27,141
Series A, 5.00%, 11/1/45	515,000	557,673
Series A, 5.00%, 10/1/48	35,000	37,589
Series A, 5.00%, 11/1/50	500,000	538,716
Pennsylvania Turnpike Commission, Fran. Tax & Bus. LIC Fees,
Series B, 5.00%, 12/1/43	115,000	121,506
Series A, 5.25%, 12/1/44	565,000	620,147
Series A, 5.00%, 12/1/48	480,000	510,288
Pennsylvania Turnpike Commission, Highway Revenue Tolls,
Sub-Series B-1, 5.00%, 6/1/42	100,000	104,313
Series A, 3.00%, 12/1/42	160,000	125,913
Series A-1, 5.00%, 12/1/42	25,000	26,338
Series A, 5.00%, 12/1/44	230,000	244,389
Series A, 4.00%, 12/1/46	20,000	18,625
Series B, 4.00%, 12/1/46	390,000	363,196
Series C, 5.00%, 12/1/46	45,000	48,014
Series A, 5.00%, 12/1/47	55,000	58,055
Series A-1, 5.00%, 12/1/47	500,000	524,326
Sub-Series A, 4.00%, 12/1/49	285,000	278,597
Series A, 5.00%, 12/1/49	15,000	15,845
Series A, 4.00%, 12/1/50	255,000	233,476
Series B, 5.00%, 12/1/50	2,205,000	2,345,184
Series B, 3.00%, 12/1/51	500,000	354,973
Series A, 4.00%, 12/1/51	65,000	61,150
Series B, 4.00%, 12/1/51	300,000	274,810
Series B, 5.00%, 12/1/51	15,000	15,844

(Cost $11,934,952)		10,647,699

South Carolina - 0.7%
South Carolina Public Service Authority, Electric, Power & Light Revenue,
Series A, 4.00%, 12/1/42	475,000	439,652
Series A, 4.00%, 12/1/52	600,000	543,381

(Cost $1,084,288)		983,033

Tennessee - 1.4%
Metropolitan Nashville Airport Authority, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 7/1/49	125,000	128,724
Series B, AMT, 4.00%, 7/1/54	550,000	496,528
Series A, 5.00%, 7/1/54	805,000	851,781
Series B, AMT, 5.00%, 7/1/54	500,000	511,239

(Cost $2,281,751)		1,988,272

Texas - 7.5%
Central Texas Regional Mobility Authority, Highway Revenue Tolls,
Series E, 5.00%, 1/1/45	100,000	105,263
Series B, 5.00%, 1/1/46	300,000	316,257
Series B, 4.00%, 1/1/51	50,000	45,252
City of Austin TX Electric Utility Revenue, Electric, Power & Light Revenue,
Series B, 5.00%, 11/15/44	125,000	134,480
Series B, 5.00%, 11/15/49	125,000	133,372
City of Austin TX Water & Wastewater System Revenue, Water Revenue,
Series C, 5.00%, 11/15/50	305,000	328,045
City of Dallas TX Waterworks & Sewer System Revenue, Water Revenue,
Series C, 4.00%, 10/1/49	110,000	106,240

City of Georgetown TX Utility System Revenue, Multiple Utility Revenue,
4.25%, 8/15/47	1,000,000	993,175
City of Houston TX Airport System Revenue, Private Airport & Marina Revenue,
Sub-Series A, AMT, 4.00%, 7/1/46	575,000	534,731
City of Houston TX Combined Utility System, Water Revenue,
Series B, 5.00%, 11/15/42	30,000	32,355
Series C, 4.00%, 11/15/43	165,000	154,588
Series D, 5.00%, 11/15/43	30,000	32,545
Series C, 3.00%, 11/15/47	645,000	499,305
Series C, 4.00%, 11/15/49	55,000	50,408
City of Lubbock TX Electric Light & Power System Revenue, Electric, Power & Light Revenue,
4.00%, 4/15/51	400,000	367,365
City of San Antonio TX Electric & Gas Systems Revenue, Electric, Power & Light Revenue,
5.00%, 2/1/35	100,000	110,857
Series A, 5.00%, 2/1/46	10,000	10,700
City of San Antonio TX Electric & Gas Systems, Electric, Power & Light Revenue,
5.00%, 2/1/34	220,000	244,714
5.00%, 2/1/47	150,000	159,289
Dallas Fort Worth International Airport, Private Airport & Marina Revenue,
4.00%, 11/1/34	60,000	60,392
4.00%, 11/1/35	85,000	85,221
Series A, 4.00%, 11/1/35	70,000	70,182
Series B, 4.00%, 11/1/45	500,000	478,201
Harris County Toll Road Authority, Highway Revenue Tolls,
Series A, 4.00%, 8/15/48	555,000	523,072
4.00%, 8/15/50	670,000	621,898
Harris County-Houston Sports Authority, Hotel Occupancy Tax,
Series A, 3.125%, 11/15/56	110,000	80,673
Lower Colorado River Authority, Intergovernmental,
5.00%, 5/15/47	250,000	264,016
North Fort Bend Water Authority, Water Revenue,
Series A, 4.00%, 12/15/58	25,000	22,321
North Texas Tollway Authority, Highway Revenue Tolls,
Series A, 4.00%, 1/1/36	225,000	227,057
Series A, 4.00%, 1/1/37	25,000	25,139
Series A, 5.00%, 1/1/38	65,000	70,369
Series A, 5.00%, 1/1/43	855,000	909,668
Series A, 5.00%, 1/1/48	1,575,000	1,660,461
4.25%, 1/1/49	30,000	28,980
Series B, 3.00%, 1/1/51	250,000	185,998
San Antonio Water System, Water Revenue,
Series A, 5.00%, 5/15/46	25,000	27,416
Series A, 4.00%, 5/15/51	335,000	317,453
Texas Water Development Board, Water Revenue,
4.00%, 10/15/45	320,000	312,024
4.00%, 4/15/51	225,000	213,480
West Harris County Regional Water Authority, Water Revenue,
3.00%, 12/15/58	85,000	59,228

(Cost $12,205,227)		10,602,190

Utah - 2.0%
City of Salt Lake City UT Airport Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/1/43	400,000	413,292
Series A, AMT, 5.00%, 7/1/48	1,000,000	1,028,285
Series A, AMT, 5.25%, 7/1/48	225,000	234,225
Intermountain Power Agency, Electric, Power & Light Revenue,
Series A, 5.00%, 7/1/42	1,000,000	1,093,785

(Cost $2,848,390)		2,769,587

Virginia - 2.0%
Hampton Roads Transportation Accountability Commission, Appropriations,
Series A, 4.00%, 7/1/45	275,000	263,696
Series A, 5.00%, 7/1/50	40,000	43,524
Series A, 4.00%, 7/1/55	700,000	649,786
Series A, 5.00%, 7/1/60	500,000	543,347
Virginia Small Business Financing Authority, Highway Revenue Tolls,
AMT, 5.00%, 12/31/52	550,000	559,867
AMT, 5.00%, 12/31/56	750,000	762,477

(Cost $3,171,503)		2,822,697

Washington - 2.2%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue,
Series S-1, 5.00%, 11/1/32	50,000	58,795
Series S-1, 5.00%, 11/1/33	100,000	116,494
Series S-1, 4.00%, 11/1/40	20,000	20,043
Series S-1, 4.00%, 11/1/46	1,000,000	989,125
County of King WA Sewer Revenue, Sewer Revenue,
Series A, 4.00%, 1/1/52	500,000	487,886
Energy Northwest, Nuclear Revenue,
Series A, 5.00%, 7/1/38	300,000	330,339
Port of Seattle WA, Private Airport & Marina Revenue,
AMT, 5.00%, 4/1/44	500,000	521,424
Series B, AMT, 5.00%, 8/1/47	500,000	526,644

(Cost $3,356,284)		3,050,750

West Virginia - 0.2%
West Virginia Parkways Authority, Highway Revenue Tolls,
5.00%, 6/1/47
(Cost $320,338)	250,000	269,958

Wisconsin - 0.2%
Wisconsin Health & Educational Facilities Authority, Electric, Power & Light Revenue,
5.00%, 4/1/44
(Cost $270,476)	245,000	258,016

Puerto Rico - 1.6%
Puerto Rico Highway & Transportation Authority, Fuel Sales Tax Revenue,
Series CC, 5.25%, 7/1/36	540,000	548,105
Series N, 5.25%, 7/1/36	855,000	867,812
Puerto Rico Highway & Transportation Authority, Highway Revenue Tolls,
Series L, 5.25%, 7/1/35	705,000	711,770
Series L, 5.25%, 7/1/41	65,000	65,194

(Cost $2,349,331)		2,192,881

TOTAL MUNICIPAL BONDS (Cost $157,451,086)		139,467,897

TOTAL INVESTMENTS - 98.3% (Cost $157,451,086)		$139,467,897
Other assets and liabilities, net - 1.7%		2,386,539

NET ASSETS - 100.0%		$141,854,436

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AMT:	Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds (a)	$—	$139,467,897	$—	$139,467,897

TOTAL	$—	$139,467,897	$—	$139,467,897

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services. NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

RVNU-PH1

R-089711-1 (5/24) DBX005195 (5/24)